Commitments (Tables)	6 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Other Commitments [Table Text Block]

	December 31, 2015	June 30, 2015
	(Unaudited)	(Audited)
Capital expenditures contracted for are analyzed as follows:
Contracted but not provided for:
Property, plant and equipment	$1,547,530	$3,337,864